                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1629
                                   ------------


                       RIVERSOURCE DIMENSIONS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:      7/31
                         --------------
Date of reporting period:    10/31
                         --------------

                               PORTFOLIO HOLDINGS
                                       FOR
                        RIVERSOURCE DISCIPLINED SMALL AND
                              MID CAP EQUITY FUND
                                AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.1%)

ISSUER                                               SHARES             VALUE(a)
AIR FREIGHT & LOGISTICS (0.2%)
EGL                                                   1,104(b)      $     37,525
Hub Group Cl A                                        1,016(b)            27,595
                                                                    ------------
Total                                                                     65,120
--------------------------------------------------------------------------------

AIRLINES (0.8%)
Continental Airlines Cl B                             1,184(b)            43,666
US Airways Group                                      3,232(b)           161,147
                                                                    ------------
Total                                                                    204,813
--------------------------------------------------------------------------------

AUTO COMPONENTS (2.1%)
American Axle & Mfg Holdings                          4,893               91,744
ArvinMeritor                                          2,201               33,059
Autoliv                                               2,802(c)           159,349
BorgWarner                                            1,901              109,308
Cooper Tire & Rubber                                  2,640               28,327
Lear                                                  3,069               92,714
Sauer-Danfoss                                         1,176               31,188
TRW Automotive Holdings                               1,067(b)            27,369
                                                                    ------------
Total                                                                    573,058
--------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Thor Inds                                               462               20,245
--------------------------------------------------------------------------------

BEVERAGES (0.4%)
Hansen Natural                                        3,304(b)           104,902
--------------------------------------------------------------------------------

BIOTECHNOLOGY (0.9%)
Cephalon                                                501(b)            35,160
OSI Pharmaceuticals                                   4,291(b)           164,259
Vertex Pharmaceuticals                                  958(b)            38,895
                                                                    ------------
Total                                                                    238,314
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.8%)
NCI Building Systems                                    566(b)            33,875
USG                                                   3,703(b)           181,040
                                                                    ------------
Total                                                                    214,915
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                               SHARES             VALUE(a)
CAPITAL MARKETS (2.3%)

AG Edwards                                            1,678         $     95,730
American Capital Strategies                           2,934              126,631
Investment Technology Group                           1,329(b)            62,064
Janus Capital Group                                   2,236               44,899
Jefferies Group                                       1,793               51,513
Knight Capital Group Cl A                             4,223(b)            78,759
Piper Jaffray Companies                                 764(b,e)          52,831
Raymond James Financial                               2,079               66,237
SEI Investments                                         616               34,668
                                                                    ------------
Total                                                                    613,332
--------------------------------------------------------------------------------

CHEMICALS (4.6%)
Albemarle                                             1,494               97,155
Ashland                                               3,013              178,068
CF Inds Holdings                                      3,310               65,604
Cytec Inds                                              928               51,402
Eastman Chemical                                        625               38,075
Hercules                                              1,638(b)            29,812
Innospec                                              2,881(c)            96,456
NewMarket                                             1,080               69,444
OM Group                                              1,940(b)           110,580
RPM Intl                                              2,075               39,736
Sensient Technologies                                 2,124               48,958
Westlake Chemical                                     9,437              297,737
WR Grace & Co                                         4,599(b)            61,627
Zoltek Companies                                      1,863(b)            46,705
                                                                    ------------
Total                                                                  1,231,359
--------------------------------------------------------------------------------

COMMERCIAL BANKS (4.3%)
Associated Banc-Corp                                  1,451               47,651
BancorpSouth                                          2,194               56,057
BOK Financial                                           838               43,073
Chemical Financial                                    1,104               33,021
Chittenden                                            1,737               51,224
Citizens Banking                                      1,343               34,878
City Natl                                             1,196               79,606

COMMON STOCKS (CONTINUED)

ISSUER                                               SHARES             VALUE(a)
COMMERCIAL BANKS (CONT.)
Commerce Bancshares                                   1,407         $     69,661
F.N.B                                                 1,551               26,258
First BanCorp                                         4,044(c)            40,036
First Horizon Natl                                    4,787              188,224
FirstMerit                                            4,267               99,079
Fulton Financial                                      3,676               58,853
Hancock Holding                                         668               34,268
Intl Bancshares                                       1,130               34,668
MB Financial                                            692               24,954
Mercantile Bankshares                                   584               26,327
Susquehanna Bancshares                                1,050               26,240
TCF Financial                                         2,161(e)            56,251
Trustmark                                             2,912               92,193
Whitney Holding                                       1,020               33,313
                                                                    ------------
Total                                                                  1,155,835
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.9%)
Allied Waste Inds                                     4,254(b)            51,686
Banta                                                   984               43,572
Corrections Corp of America                           2,060(b)            94,121
Deluxe                                                4,316               97,844
IKON Office Solutions                                 1,451               21,634
Mobile Mini                                             845(b)            27,184
Monster Worldwide                                     1,134(b)            45,938
United Stationers                                       758(b)            36,195
Viad                                                  1,337               49,402
Watson Wyatt Worldwide Cl A                             629               28,399
                                                                    ------------
Total                                                                    495,975
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.9%)
Ciena                                                 2,046(b)            48,101
CommScope                                             2,166(b)            69,117
Finisar                                               5,941(b)            20,675
Redback Networks                                      3,772(b)            59,673
Tellabs                                               3,805(b)            40,105
                                                                    ------------
Total                                                                    237,671
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
1  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -
   PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
COMPUTERS & PERIPHERALS (0.2%)
Brocade Communications
 Systems                                                3,422(b)    $     27,752
Diebold                                                   815             35,600
                                                                    ------------
Total                                                                     63,352
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
EMCOR Group                                             1,158(b)          68,496
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Eagle Materials                                           634             23,268
--------------------------------------------------------------------------------

CONSUMER FINANCE (1.6%)
Advance America Cash
 Advance Centers                                        4,355             65,281
AmeriCredit                                             3,335(b)          85,276
Cash America Intl                                       1,087             44,926
Credit Acceptance                                       1,479(b)          49,487
First Marblehead                                        1,942            130,989
World Acceptance                                          778(b)          38,892
                                                                    ------------
Total                                                                    414,851
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Owens-Illinois                                          3,213(b)          53,336
Pactiv                                                  2,170(b)          66,923
                                                                    ------------
Total                                                                    120,259
--------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
INVESTools                                              2,804(b)          35,891
Sotheby's                                               1,140             43,320
                                                                    ------------
Total                                                                     79,211
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Leucadia Natl                                           1,386             36,549
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
CenturyTel                                              2,308             92,874
Cogent Communications
 Group                                                  2,179(b)          30,855
Level 3 Communications                                  7,073(b)          37,416
                                                                    ------------
Total                                                                    161,145
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.3%)
Allete                                                  1,299             58,585
Duquesne Light Holdings                                 1,683             33,374
Great Plains Energy                                     3,412            111,027
Idacorp                                                   679             26,773
Northeast Utilities                                     2,903             72,604
Reliant Energy                                          3,836(b)          48,640
                                                                    ------------
Total                                                                    351,003
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
Acuity Brands                                             481             23,829
Belden CDT                                              1,341             48,544
General Cable                                           1,884(b)          70,838
Genlyte Group                                             582(b)          44,965
Regal-Beloit                                              965             47,719
Superior Essex                                          6,417(b)         240,574
Thomas & Betts                                          1,071(b)          55,189
                                                                    ------------
Total                                                                    531,658
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.8%)
Daktronics                                              1,488             35,280
Ingram Micro Cl A                                       2,429(b)          50,062
Insight Enterprises                                     7,165(b)         153,976

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Plexus                                                  1,567(b)    $     34,349
Rofin-Sinar Technologies                                  333(b)          20,506
Rogers                                                    683(b)          47,790
SYNNEX                                                  2,760(b)          61,962
Tech Data                                               1,305(b)          51,352
Technitrol                                              2,316             58,410
Tektronix                                               1,985             60,284
Trimble Navigation                                      3,981(b)         184,001
                                                                    ------------
Total                                                                    757,972
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.6%)
FMC Technologies                                        1,261(b)          76,227
Lone Star Technologies                                    553(b)          26,699
NS Group                                                  828(b)          54,118
Superior Energy Services                                1,469(b)          45,980
TETRA Technologies                                      1,895(b)          49,081
Universal Compression
 Holdings                                                 748(b)          45,074
Veritas DGC                                             1,212(b)          87,276
W-H Energy Services                                       789(b)          36,949
                                                                    ------------
Total                                                                    421,404
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.0%)
Andersons                                               1,039             37,352
BJ's Wholesale Club                                     3,726(b)         106,750
Pantry                                                    652(b)          35,586
Ruddick                                                 4,452            125,546
SUPERVALU                                               6,131            204,776
Weis Markets                                              837             33,982
                                                                    ------------
Total                                                                    543,992
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Corn Products Intl                                      1,382             50,015
Lancaster Colony                                          884             35,846
Pilgrim's Pride                                         1,055             26,354
Seaboard                                                   33             46,596
Smithfield Foods                                        2,299(b)          61,797
                                                                    ------------
Total                                                                    220,608
--------------------------------------------------------------------------------

GAS UTILITIES (0.6%)
Nicor                                                     932             42,835
ONEOK                                                   2,210             92,003
Peoples Energy                                            821             35,869
                                                                    ------------
Total                                                                    170,707
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
DENTSPLY Intl                                             957             29,935
Hillenbrand Inds                                          737             43,247
Intuitive Surgical                                        674(b)          66,847
West Pharmaceutical
 Services                                               8,316            349,605
                                                                    ------------
Total                                                                    489,634
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
AMERIGROUP                                              2,446(b)          73,282
Magellan Health Services                                  934(b)          40,760
Manor Care                                              1,916             91,949
Molina Healthcare                                       2,218(b)          87,012
Tenet Healthcare                                       35,603(b)         251,357
VCA Antech                                              1,143(b)          36,999
                                                                    ------------
Total                                                                    581,359
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
HEALTH CARE TECHNOLOGY (0.2%)
Emdeon                                                  5,211(b)    $     60,708
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Choice Hotels Intl                                      1,220             51,142
Jack in the Box                                           733(b)          41,129
Krispy Kreme Doughnuts                                  3,730(b)          40,098
OSI Restaurant Partners                                 1,301             43,284
Ryan's Restaurant Group                                 1,342(b)          21,754
                                                                    ------------
Total                                                                    197,407
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (4.4%)
American Greetings Cl A                                 1,396             33,378
Beazer Homes USA                                        2,154             93,354
Blyth                                                   1,648             39,420
Ethan Allen Interiors                                   1,260             44,881
Furniture Brands Intl                                   3,057             56,860
Hovnanian Enterprises Cl A                              2,022(b)          62,379
KB HOME                                                 2,206             99,138
La-Z-Boy                                                1,758             21,536
Leggett & Platt                                         1,041             24,307
M/I Homes                                                 658             23,635
MDC Holdings                                            2,008            100,119
Meritage Homes                                          2,553(b)         116,876
NVR                                                       125(b)          70,188
Ryland Group                                            1,391             63,889
Standard-Pacific                                        3,003             72,763
Technical Olympic USA                                   2,220             24,642
Tempur-Pedic Intl                                       2,525(b)          49,844
Toll Brothers                                           5,574(b)         161,144
WCI Communities                                         1,493(b)          24,067
                                                                    ------------
Total                                                                  1,182,420
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Energizer Holdings                                      1,371(b)         107,144
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Carlisle Companies                                        299             25,023
--------------------------------------------------------------------------------

INSURANCE (6.2%)
American Natl Insurance                                   194             22,504
AmerUs Group                                            1,406             96,283
Commerce Group                                          3,720            110,112
Conseco                                                 5,877(b)         119,538
Covanta Holding                                         1,839(b)          37,387
Erie Indemnity Cl A                                     1,431             72,480
First American                                          2,652            108,281
HCC Insurance Holdings                                  1,795             60,420
LandAmerica Financial Group                               937             59,115
Mercury General                                         1,740             90,080
Natl Western Life
 Insurance Cl A                                           188             45,092
Old Republic Intl                                      12,639            284,756
Protective Life                                         3,249            143,768
Reinsurance Group
 of America                                             1,503             84,769
StanCorp Financial Group                                1,907             87,131
Transatlantic Holdings                                  3,624            220,846
                                                                    ------------
Total                                                                  1,642,562
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.0%)
Akamai Technologies                                     5,713(b)         267,712
Digital River                                           2,129(b)         123,163
Equinix                                                   576(b)          39,398
WebEx Communications                                    2,792(b)         107,352
                                                                    ------------
Total                                                                    537,625
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -
   PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
IT SERVICES (1.9%)
BISYS Group                                             2,872(b)    $     31,707
Convergys                                               4,970(b)         105,414
MoneyGram Intl                                          2,119             72,491
Perot Systems Cl A                                      4,045(b)          59,664
Sabre Holdings Cl A                                     1,624             41,282
Unisys                                                 28,462(b)         186,141
                                                                    ------------
Total                                                                    496,699
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Brunswick                                               2,063             64,985
Callaway Golf                                           2,160             29,009
JAKKS Pacific                                           1,025(b)          22,232
Nautilus                                                2,996             42,333
                                                                    ------------
Total                                                                    158,559
--------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
PAREXEL Intl                                            5,964(b)         176,534
--------------------------------------------------------------------------------

MACHINERY (3.0%)
AGCO                                                    2,753(b)          73,643
Bucyrus Intl Cl A                                       1,207             50,573
Crane                                                   1,195             46,533
Cummins                                                   350             44,443
Flowserve                                               1,195(b)          63,335
Gardner Denver                                          2,127(b)          72,297
Joy Global                                              1,295             50,647
Lincoln Electric Holdings                               1,100             67,639
Manitowoc                                               1,280             70,246
SPX                                                     1,761            101,293
Terex                                                   2,455(b)         127,072
Trinity Inds                                            1,068             38,512
                                                                    ------------
Total                                                                    806,233
--------------------------------------------------------------------------------

MARINE (1.0%)
American Commercial Lines                               3,409(b)         218,688
Kirby                                                   1,739(b)          60,917
                                                                    ------------
Total                                                                    279,605
--------------------------------------------------------------------------------

MEDIA (0.8%)
Discovery Holding Cl A                                  3,283(b)          48,720
McClatchy Cl A                                          1,160             50,286
New York Times Cl A                                     4,878            117,901
                                                                    ------------
Total                                                                    216,907
--------------------------------------------------------------------------------

METALS & MINING (3.0%)
Aleris Intl                                               776(b)          39,972
Allegheny Technologies                                    851             66,999
Carpenter Technology                                      619             66,227
Century Aluminum                                        1,037(b)          40,360
Commercial Metals                                       3,356             89,303
Metal Management                                        1,164             31,987
Oregon Steel Mills                                        792(b)          43,085
Quanex                                                  7,870            263,724
Reliance Steel & Aluminum                               1,206             41,426
Titanium Metals                                         1,263(b)          37,233
United States Steel                                     1,222             82,607
                                                                    ------------
Total                                                                    802,923
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Big Lots                                                2,047(b)          43,151
Dillard's Cl A                                          1,085             32,734
Dollar Tree Stores                                      2,835(b)          88,141
Family Dollar Stores                                    2,083             61,344
                                                                    ------------
Total                                                                    225,370
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
MULTI-UTILITIES (1.8%)

Avista                                                  5,609       $    144,375
CenterPoint Energy                                      8,314            128,701
NSTAR                                                     767             26,684
OGE Energy                                              1,710             65,972
TECO Energy                                             4,884             80,537
WPS Resources                                             518             27,563
                                                                    ------------
Total                                                                    473,832
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.0%)
Cimarex Energy                                          6,139            221,126
Frontier Oil                                            1,407             41,366
Holly                                                   1,454             69,152
Houston Exploration                                     1,788(b)          96,838
Overseas Shipholding Group                              1,841            115,155
Pogo Producing                                          4,562            204,150
Stone Energy                                            1,491(b)          58,104
                                                                    ------------
Total                                                                    805,891
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
Louisiana-Pacific                                       8,187            161,939
--------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
NBTY                                                    1,197(b)          33,301
--------------------------------------------------------------------------------

PHARMACEUTICALS (1.8%)
Andrx                                                   2,077(b)          51,073
King Pharmaceuticals                                   20,477(b)         342,580
Watson Pharmaceuticals                                  3,113(b)          83,771
                                                                    ------------
Total                                                                    477,424
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.0%)
American Home Mtge
 Investment                                             1,965             67,144
Annaly Capital Management                              10,963            143,834
Anthracite Capital                                      2,652             37,977
Anworth Mtge Asset                                      3,451             31,335
Apartment Investment &
 Management Cl A                                          608             34,851
Camden Property Trust                                     708             57,150
Essex Property Trust                                      289             38,518
Home Properties                                           624             39,418
IMPAC Mtge Holdings                                     7,859             74,425
iStar Financial                                         2,866            132,782
Longview Fibre                                          1,270             26,746
Luminent Mtge Capital                                   7,608             80,721
MFA Mtge Investments                                    4,475             35,442
New Century Financial                                   2,269             89,353
Newcastle Investment                                    1,244             36,909
Novastar Financial                                      1,672             53,370
RAIT Investment Trust                                     793             23,838
Redwood Trust                                           1,066             58,598
Saxon Capital                                           8,511            120,431
SL Green Realty                                         1,413            171,043
Thornburg Mtge                                          6,223            159,806
United Dominion Realty Trust                            1,679             54,349
Washington Real Estate
 Investment Trust                                         637             26,850
                                                                    ------------
Total                                                                  1,594,890
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
Forest City Enterprises Cl A                              953             52,320
Jones Lang LaSalle                                      1,335            122,820
                                                                    ------------
Total                                                                    175,140
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
ROAD & RAIL (2.4%)
Amerco                                                    560(b)    $     51,363
Arkansas Best                                           5,861            240,184
Ryder System                                            1,713             90,189
Werner Enterprises                                      5,716            104,889
YRC Worldwide                                           4,173(b)         161,662
                                                                    ------------
Total                                                                    648,287
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Agere Systems                                           8,163(b)         138,607
Atmel                                                  17,869(b)         102,747
FormFactor                                              4,010(b)         153,101
MEMC Electronic Materials                               1,347(b)          47,819
Rambus                                                  1,128(b)          18,680
                                                                    ------------
Total                                                                    460,954
--------------------------------------------------------------------------------

SOFTWARE (2.1%)
Ansoft                                                  4,144(b)         110,479
ANSYS                                                     444(b)          20,424
Citrix Systems                                            804(b)          23,742
Macrovision                                             1,067(b)          28,393
Mentor Graphics                                        11,471(b)         193,516
Nuance Communications                                   4,887(b)          56,396
Take-Two Interactive Software                           8,696(b)         121,657
                                                                    ------------
Total                                                                    554,607
--------------------------------------------------------------------------------

SPECIALTY RETAIL (6.1%)
American Eagle Outfitters                               3,747            171,612
AnnTaylor Stores                                        1,074(b)          47,277
Asbury Automotive Group                                 1,169             28,056
AutoNation                                              7,498(b)         150,335
Blockbuster Cl A                                        7,245(b,e)        28,400
Borders Group                                           7,692            158,378
CarMax                                                  1,332(b)          59,008
Children's Place Retail Stores                            724(b)          50,818
Christopher & Banks                                     1,500             40,485
Dress Barn                                              1,747(b)          37,945
Foot Locker                                             5,738            133,064
Group 1 Automotive                                      1,750            100,293
OfficeMax                                               1,865             88,737
Pacific Sunwear of California                           5,584(b)          98,390
Pier 1 Imports                                          4,513             29,515
RadioShack                                              3,997             71,306
Rent-A-Center                                           5,053(b)         145,324
Sonic Automotive                                        1,372             36,084
Talbots                                                 2,190             61,408
Tween Brands                                              870(b)          36,383
Zale                                                    2,243(b)          64,688
                                                                    ------------
Total                                                                  1,637,506
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.2%)
Brown Shoe                                              1,000             38,960
Columbia Sportswear                                     1,183(b)          66,059
Deckers Outdoor                                           454(b)          24,139
Jones Apparel Group                                     6,200            207,080
Kellwood                                                  860             26,316
Liz Claiborne                                           5,327            224,639
                                                                    ------------
Total                                                                    587,193
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
3  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -
   PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
THRIFTS & MORTGAGE FINANCE (3.7%)
Accredited Home Lenders
 Holding                                                  764(b)    $     23,378
Astoria Financial                                       2,681             77,776
Doral Financial                                        10,868(c)          49,993
Downey Financial                                          517             35,611
Flagstar Bancorp                                        1,742             26,182
Fremont General                                         6,127             89,026
IndyMac Bancorp                                         1,831             83,219
New York Community Bancorp                              2,967             48,510
Ocwen Financial                                         1,928(b)          30,173
People's Bank                                             879             35,775
PMI Group                                               4,753            202,716
Radian Group                                            1,241             66,145
Triad Guaranty                                            717(b)          36,933
W Holding                                              14,557(c)          82,829
Washington Federal                                      2,183             50,733
Webster Financial                                       1,058             51,123
                                                                    ------------
Total                                                                    990,122
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
TOBACCO (0.2%)
Universal                                               1,476       $     54,346
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
United Rentals                                          1,859(b)          44,040
WESCO Intl                                              1,186(b)          77,410
                                                                    ------------
Total                                                                    121,450
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
NII Holdings                                            1,465(b)          95,269
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $26,323,055)                                                  $25,978,877
--------------------------------------------------------------------------------

MONEY MARKET FUND (2.9%)
                                                       SHARES           VALUE(a)
RiverSource Short-Term
 Cash Fund                                            772,820(d)        $772,820
--------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $772,820)                                                        $772,820
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $27,095,875)(f)                                               $26,751,697
================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2006, the value of foreign securities represented 1.6% of net assets.

(d) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      TYPE OF SECURITY                                                 CONTRACTS
      --------------------------------------------------------------------------

      PURCHASE CONTRACTS
      Russell Mini, Dec. 2006                                                  6
      S&P Mid 400 E-Mini, Dec. 2006                                            3

(f) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $27,096,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $   765,000
      Unrealized depreciation                                        (1,109,000)
      --------------------------------------------------------------------------
      Net unrealized depreciation                                   $  (344,000)
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -
   PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                           S-6505-80 F (12/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                           RIVERSOURCE DISCIPLINED
                            SMALL CAP VALUE FUND
                              AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.4%)

ISSUER                                SHARES                    VALUE(a)

AEROSPACE & DEFENSE (0.2%)
Ladish                                 1,354(b)                 $42,272
-----------------------------------------------------------------------

AUTO COMPONENTS (2.6%)
American Axle & Mfg Holdings           2,683                     50,306
ArvinMeritor                           2,883                     43,303
Autoliv                                1,475(c)                  83,883
BorgWarner                             1,402                     80,615
Lear                                   3,213                     97,065
Sauer-Danfoss                          3,240                     85,925
Shiloh Inds                            2,667(b)                  39,578
                                                             ----------
Total                                                           480,675
-----------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Savient Pharmaceuticals                6,706(b)                  51,033
-----------------------------------------------------------------------

BUILDING PRODUCTS (1.1%)
Ameron Intl                              751                     55,011
USG                                    2,849(b)                 139,287
                                                             ----------
Total                                                           194,298
-----------------------------------------------------------------------

CAPITAL MARKETS (1.8%)
American Capital Strategies            1,754                     75,703
Knight Capital Group Cl A              3,153(b)                  58,803
LaBranche & Co                         5,179(b)                  45,938
Piper Jaffray Companies                1,465(b)                 101,304
SWS Group                              1,902                     52,857
                                                             ----------
Total                                                           334,605
-----------------------------------------------------------------------

CHEMICALS (3.1%)
Ashland                                1,594                     94,205
CF Inds Holdings                       2,779                     55,080
Innospec                               2,391(c)                  80,051
OM Group                               2,963(b)                 168,891
Sensient Technologies                  4,722                    108,842
WR Grace & Co                          4,263(b)                  57,124
                                                             ----------
Total                                                           564,193
-----------------------------------------------------------------------

COMMERCIAL BANKS (8.5%)
BancorpSouth                           3,091                     78,975
Banner                                 1,649                     71,666
Cascade Bancorp                        3,027                    110,364
Chemical Financial                     3,741                    111,893
Citizens Banking                       5,005                    129,980

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                    VALUE(a)

COMMERCIAL BANKS (CONT.)
City Natl                              1,055                    $70,221
Commerce Bancshares                    1,401                     69,364
Community Trust Bancorp                3,168                    121,588
First BanCorp                          9,971(c)                  98,713
First Horizon Natl                     1,742                     68,495
First Indiana                          2,778                     70,895
FirstMerit                             5,243                    121,742
Hancock Holding                          910                     46,683
Intervest Bancshares                   2,138(b)                  76,412
Preferred Bank                           863                     50,546
Susquehanna Bancshares                 4,708                    117,653
TCF Financial                          1,823                     47,453
Trustmark                              2,990                     94,663
Whitney Holding                          777                     25,377
                                                             ----------
Total                                                         1,582,683
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.2%)
AMREP                                  1,100                     78,760
Banta                                  2,061                     91,261
CBIZ                                   8,113(b)                  57,116
Deluxe                                 7,611                    172,541
IKON Office Solutions                  2,461                     36,694
Layne Christensen                      2,251(b)                  66,337
Mobile Mini                            1,216(b)                  39,119
Sitel                                  9,858(b)                  42,389
Viad                                   3,215                    118,794
Waste Inds USA                         2,210                     63,692
                                                             ----------
Total                                                           766,703
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.2%)
Anaren                                 5,817(b)                 116,979
Carrier Access                         7,083(b)                  44,340
MasTec                                 8,813(b)                  96,502
MRV Communications                    10,049(b)                  34,368
Oplink Communications                  5,401(b)                 106,940
                                                             ----------
Total                                                           399,129
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.4%)
Brocade Communications Systems         4,281(b)                  34,719
Neoware                                2,758(b)                  33,013
                                                             ----------
Total                                                            67,732
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                    VALUE(a)

CONSTRUCTION & ENGINEERING (1.0%)
Comfort Systems USA                    4,699                    $54,555
EMCOR Group                            1,072(b)                  63,409
Perini                                 2,357(b)                  58,265
                                                             ----------
Total                                                           176,229
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.3%)
U.S. Concrete                          9,511(b)                  60,110
-----------------------------------------------------------------------

CONSUMER FINANCE (1.5%)
AmeriCredit                            1,952(b)                  49,913
Cash America Intl                      2,489                    102,870
Rewards Network                        9,052(b)                  51,234
World Acceptance                       1,432(b)                  71,586
                                                             ----------
Total                                                           275,603
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.4%)
INVESTools                             5,224(b)                  66,867
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
Alaska Communications Systems Group    3,575                     51,444
Atlantic Tele-Network                  1,816                     35,121
CenturyTel                             1,148                     46,196
Cogent Communications Group            5,130(b)                  72,641
                                                             ----------
Total                                                           205,402
-----------------------------------------------------------------------

ELECTRIC UTILITIES (0.9%)
Allete                                 1,813                     81,766
Duquesne Light Holdings                1,372                     27,207
Great Plains Energy                    1,997                     64,982
                                                             ----------
Total                                                           173,955
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
AO Smith                               1,162                     40,856
Belden CDT                             1,329                     48,110
General Cable                          1,754(b,d)                65,950
Regal-Beloit                           2,175                    107,554
Superior Essex                         2,569(b)                  96,312
                                                             ----------
Total                                                           358,782
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND --
    PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                    VALUE(a)

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
Rofin-Sinar Technologies                 810(b)                 $49,880
SYNNEX                                 4,474(b)                 100,441
Technitrol                             3,693                     93,137
TTM Technologies                       3,551(b)                  43,145
                                                             ----------
Total                                                           286,603
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.6%)
NS Group                                 897(b)                  58,628
Universal Compression Holdings           857(b)                  51,643
                                                             ----------
Total                                                           110,271
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.8%)
Pantry                                   898(b)                  49,013
Ruddick                                3,235                     91,227
Spartan Stores                         2,706                     55,960
SUPERVALU                              2,816                     94,054
Weis Markets                           1,005                     40,803
                                                             ----------
Total                                                           331,057
-----------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Imperial Sugar                         2,072                     54,970
Lance                                  5,109                     99,728
Pilgrim's Pride                        1,577                     39,393
Smithfield Foods                       1,427(b)                  38,358
                                                             ----------
Total                                                           232,449
-----------------------------------------------------------------------

GAS UTILITIES (0.3%)
Nicor                                    727                     33,413
Peoples Energy                           651                     28,442
                                                             ----------
Total                                                            61,855
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Hillenbrand Inds                         824                     48,352
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
Air Methods                            1,737(b)                  42,035
Alliance Imaging                       6,002(b)                  50,777
AMERIGROUP                             1,567(b)                  46,947
CorVel                                 1,565(b)                  67,686
Emeritus                               1,784(b)                  42,816
Molina Healthcare                      3,184(b)                 124,909
Tenet Healthcare                       5,632(b)                  39,762
                                                             ----------
Total                                                           414,932
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.1%)
Ambassadors Intl                       1,779                     69,381
Bally Total Fitness Holding           17,441(b)                  49,009
Bob Evans Farms                        1,229                     41,675
Ryan's Restaurant Group                2,180(b)                  35,338
                                                             ----------
Total                                                           195,403
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (4.7%)
Beazer Homes USA                       2,231                     96,692
Blyth                                  1,775                     42,458
Ethan Allen Interiors                  1,289(d)                  45,914
Furniture Brands Intl                  1,887                     35,098
Hovnanian Enterprises Cl A             1,996(b)                  61,577
KB HOME                                1,978                     88,891
La-Z-Boy                               2,083                     25,517
M/I Homes                                734                     26,365
MDC Holdings                           1,933                     96,379
Meritage Homes                         1,266(b)                  57,957
Ryland Group                           1,296                     59,525

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                    VALUE(a)

HOUSEHOLD DURABLES (CONT.)
Standard-Pacific                       2,691                    $65,203
Technical Olympic USA                  3,106                     34,477
Toll Brothers                          4,039(b)                 116,768
                                                             ----------
Total                                                           852,821
-----------------------------------------------------------------------

INSURANCE (7.2%)
Alfa                                   2,791                     51,550
AmerUs Group                           1,402                     96,009
CNA Surety                             3,065(b)                  62,342
Commerce Group                         3,668                    108,573
EMC Insurance Group                    3,767                    115,535
First American                         2,295                     93,705
LandAmerica Financial Group              802                     50,598
Mercury General                        1,384                     71,650
Natl Western Life Insurance Cl A         185                     44,372
Old Republic Intl                      5,077                    114,385
Presidential Life                      3,482                     82,175
Protective Life                        2,145                     94,916
Reinsurance Group of America             917                     51,719
Safety Insurance Group                 1,132                     56,611
SCPIE Holdings                         1,006(b)                  28,218
StanCorp Financial Group               1,602                     73,195
Stewart Information Services             821                     30,426
Transatlantic Holdings                 1,888                    115,055
                                                             ----------
Total                                                         1,341,034
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.3%)
SonicWALL                              4,973(b)                  52,217
-----------------------------------------------------------------------

IT SERVICES (2.1%)
Convergys                              4,596(b)                  97,482
iGATE                                  8,596(b)                  48,567
Infocrossing                           3,961(b)                  50,027
Lightbridge                            8,758(b)                 101,243
StarTek                                6,371                     86,900
                                                             ----------
Total                                                           384,219
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Brunswick                              1,717                     54,085
JAKKS Pacific                          2,475(b)                  53,683
                                                             ----------
Total                                                           107,768
-----------------------------------------------------------------------

MACHINERY (2.1%)
AGCO                                   2,289(b)                  61,231
Ampco-Pittsburgh                       1,330                     44,156
Cascade                                1,491                     76,340
Crane                                  1,013                     39,446
Flowserve                                724(b)                  38,372
Mueller Inds                           1,417                     51,961
SPX                                    1,245                     71,612
                                                             ----------
Total                                                           383,118
-----------------------------------------------------------------------

MEDIA (0.3%)
New York Times Cl A                    2,587                     62,528
-----------------------------------------------------------------------

METALS & MINING (3.8%)
AM Castle & Co                         1,822                     60,928
Century Aluminum                       1,748(b)                  68,032
Commercial Metals                      2,773                     73,790
Metal Management                       3,710                    101,951
Olympic Steel                          2,919                     72,070
Quanex                                 3,391                    113,631
Reliance Steel & Aluminum              1,193                     40,980

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                    VALUE(a)

METALS & MINING (CONT.)
Ryerson                                2,206                    $53,165
Stillwater Mining                      4,488(b,d)                48,246
Wheeling-Pittsburgh                    2,955(b)                  58,420
                                                             ----------
Total                                                           691,213
-----------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Dollar Tree Stores                     2,807(b)                  87,269
Family Dollar Stores                   2,030                     59,784
                                                             ----------
Total                                                           147,053
-----------------------------------------------------------------------

MULTI-UTILITIES (1.3%)
Avista                                 4,893                    125,946
CenterPoint Energy                     3,513                     54,381
TECO Energy                            3,112                     51,317
                                                             ----------
Total                                                           231,644
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.7%)
Cimarex Energy                         1,553                     55,939
Houston Exploration                      589(b)                  31,900
Overseas Shipholding Group             1,189                     74,372
Stone Energy                           2,105(b)                  82,032
Swift Energy                           1,276(b)                  59,615
                                                             ----------
Total                                                           303,858
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Schweitzer-Mauduit Intl                2,094                     48,288
-----------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
King Pharmaceuticals                   7,112(b)                 118,984
New River Pharmaceuticals              2,657(b)                 135,135
                                                             ----------
Total                                                           254,119
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (8.7%)
American Home Mtge Investment          2,025                     69,194
Annaly Capital Management              8,542                    112,071
Anthracite Capital                     8,647                    123,825
Anworth Mtge Asset                     9,310                     84,535
FelCor Lodging Trust                   5,405                    112,208
IMPAC Mtge Holdings                    9,844                     93,223
iStar Financial                        1,182                     54,762
Luminent Mtge Capital                  7,480                     79,363
MFA Mtge Investments                  13,901                    110,096
New Century Financial                  2,885                    113,611
Newcastle Investment                   2,043                     60,616
NorthStar Realty Finance               8,002                    121,230
RAIT Investment Trust                  3,805                    114,378
Redwood Trust                          2,341                    128,686
Saxon Capital                          8,836                    125,029
Thornburg Mtge                         4,540                    116,587
                                                             ----------
Total                                                         1,619,414
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
Trammell Crow                          2,158(b)                 105,203
-----------------------------------------------------------------------

ROAD & RAIL (2.6%)
Amerco                                   493(b)                  45,218
Arkansas Best                          1,161                     47,578
Marten Transport                       2,298(b)                  39,089
P.A.M. Transportation Services         1,760(b)                  44,563
Ryder System                           1,212                     63,812
Saia                                   1,679(b)                  44,997
U.S. Xpress Enterprises Cl A           2,314(b)                  45,678
Werner Enterprises                     1,928                     35,379
YRC Worldwide                          2,837(b)                 109,905
                                                             ----------
Total                                                           476,219
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND --
    PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                    VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Atmel                                  8,493(b)                 $48,835
Zoran                                  3,170(b)                  44,126
                                                             ----------
Total                                                            92,961
-----------------------------------------------------------------------

SOFTWARE (3.9%)
Actuate                               16,335(b)                  85,269
Aspen Technology                       8,758(b)                  87,755
Blackbaud                              4,446                    111,150
Intergraph                             2,196(b)                  95,943
Macrovision                            5,092(b)                 135,499
Mentor Graphics                        6,316(b)                 106,551
NetScout Systems                       6,813(b)                  55,117
OPNET Technologies                     2,449(b)                  35,804
                                                             ----------
Total                                                           713,088
-----------------------------------------------------------------------

SPECIALTY RETAIL (4.2%)
AutoNation                             4,964(b)                  99,528
Books-A-Million                        2,702                     54,013
Borders Group                          3,565                     73,403
Foot Locker                            3,183                     73,814
Group 1 Automotive                     1,913                    109,634
Pier 1 Imports                         3,766                     24,630
RadioShack                             2,616                     46,669
Rent-A-Center                          3,908(b)                 112,394
Sonic Automotive                       1,852                     48,708

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                    VALUE(a)

SPECIALTY RETAIL (CONT.)
Talbots                                2,121                    $59,473
Zale                                   2,079(b)                  59,958
                                                             ----------
Total                                                           762,224
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (3.2%)
Brown Shoe                               921                     35,882
Columbia Sportswear                    1,355(b)                  75,663
Deckers Outdoor                        1,247(b)                  66,303
Jones Apparel Group                    3,440                    114,896
Kellwood                               1,018                     31,151
Liz Claiborne                          2,879                    121,407
Skechers USA Cl A                      4,844(b)                 144,788
                                                             ----------
Total                                                           590,090
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (5.1%)
Accredited Home Lenders Holding        1,756(b)                  53,734
Astoria Financial                      1,620                     46,996
Citizens First Bancorp                 2,220                     65,201
City Bank Lynnwood                     1,092                     58,684
Doral Financial                       13,361(c)                  61,461
Flagstar Bancorp                       6,414                     96,402
Fremont General                        5,802                     84,303
IndyMac Bancorp                        1,123                     51,040
Ocwen Financial                        6,989(b)                 109,378

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                    VALUE(a)

THRIFTS & MORTGAGE FINANCE (CONT.)
PMI Group                              2,635                   $112,383
Triad Guaranty                         1,784(b)                  91,894
W Holding                             14,110(c)                  80,286
Washington Federal                     2,037                     47,340
                                                             ----------
Total                                                           959,102
-----------------------------------------------------------------------

TOBACCO (0.6%)
Universal                              2,776                    102,212
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
@Road                                 15,854(b)                  99,722
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $17,305,834)                                         $17,861,308
-----------------------------------------------------------------------

MONEY MARKET FUND (2.7%)

                                      SHARES                    VALUE(a)

RiverSource Short-Term
  Cash Fund                          495,219(e)                $495,219
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $495,219)                                               $495,219
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $17,801,053)(f)                                      $18,356,527
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2006.
(b)   Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2006, the value of foreign securities represented 2.2% of net assets.
(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      TYPE OF SECURITY                                              CONTRACTS
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS

      Russell Mini, Dec 2006                                                6

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.
(f) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $17,801,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 1,562,000
      Unrealized depreciation                                      (1,006,000)
     -------------------------------------------------------------------------
      Net unrealized appreciation                                 $   556,000
     -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3   RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND --
    PORTFOLIO HOLDINGS AT OCT. 31, 2006


                                                           S-6397-80 F (12/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   RiverSource Dimensions Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 28, 2006





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   December 28, 2006